DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Mar. 25, 2026	Mar. 16, 2026	Sep. 22, 2025	Mar. 28, 2024	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Enterprise value					$ 500,000,000	$ 500,000,000
Transaction cost					7,755,845	7,755,845
Fair value amount					3,867,050	3,867,050
Underwriting discount					3,450,000	3,450,000
Other offering cost					$ 438,795	$ 438,795
Share price					$ 10.05	$ 10.05
Minimum tangible assets for business combination					$ 5,000,001	$ 5,000,001
Redemption of public shares percentage					100.00%	100.00%
Redeemed value	$ 7,900,000
Additional interest Ppercentage									10.00%
Underpayment penalty									5.00%
Total liability									25.00%
Repayments of debt	8,200,000
Excise tax payable	$ 78,866				$ 1,140,176	$ 1,061,310
Aggregate excise tax payable						1,061,310	$ 0
Cash					4,634	428,700	$ 822,799	$ 627,375
Restricted cash					0	787,365
Working capital deficit					$ 1,551,227	$ 588,202
Stockholders extension description	The Second Extension Amendment, among other things, (i) extends the date by which the Company must consummate its initial business combination to September 28, 2026 or such later date as may be approved by the Company’s stockholders in accordance with its amended and restated articles of incorporation; (ii) provides that, prior to the earliest of the completion of a business combination, the redemption of 100% of the Offering Shares if the Company is unable to complete its initial Business Combination by September 28, 2026, and the redemption of shares in connection with a vote seeking to amend any provisions of the Company’s Amended and Restated Articles relating to stockholders’ rights or any pre-initial Business Combination activity, funds in the Company’s trust account will not be released, other than interest to pay franchise and income taxes; (iii) sets forth the redemption and liquidation procedures if the Company does not consummate a business combination by September 28, 2026; and (iv) provides public stockholders with the right to redeem their shares in connection with any amendment that modifies the substance or timing of the Company’s obligation to redeem 100% of the public shares if it has not consummated a business combination by September 28, 2026, or with respect to other material pre-business combination provisions, subject to the applicable redemption limitation.		The First Extension Amendment, among other things, (i) extends the date by which the Company must consummate its initial business combination to March 28, 2026 or such later date as may be approved by the Company’s stockholders in accordance with its amended and restated articles of incorporation; (ii) provides that, prior to the earliest of the completion of a business combination, the redemption of 100% of the Offering Shares if the Company is unable to complete its initial Business Combination by March 28, 2026, and the redemption of shares in connection with a vote seeking to amend any provisions of the Company’s Amended and Restated Articles relating to stockholders’ rights or any pre-initial Business Combination activity, funds in the Company’s trust account will not be released, other than interest to pay franchise and income taxes; (iii) sets forth the redemption and liquidation procedures if the Company does not consummate a business combination by March 28, 2026; and (iv) provides public stockholders with the right to redeem their shares in connection with any amendment that modifies the substance or timing of the Company’s obligation to redeem 100% of the public shares if it has not consummated a business combination by March 28, 2026, or with respect to other material pre-business combination provisions, subject to the applicable redemption limitation.
Assets held in trust	$ 8,200,000
Weighted average number of shares outstanding, diluted		50,000,000
Side Letter Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible, conversion price percentage		10.00%
Gross proceeds		$ 2,000,000
Convertible debts		$ 250,000
Outstanding principal balance rate		10.00%
Common share deemed price percentage		80.00%
Convertible debts description		Each Convertible Note shall be accompanied by a five-year Warrant to purchase GNQ Common Shares, with the number of GNQ Common Shares determined by dividing (a) 100% of the principal amount of the Convertible Notes by (b) an assumed value for a GNQ Common Share to be agreed upon by the parties based on a discount to the US$10.00 reference value of a share of SPAC Class A Common Stock as set forth in the BCA. The Warrants are exercisable for a period of five years from the date of issuance, provided that, in the event that the Transaction is effected in advance of such expiry date, immediately prior to the effective time of the Transaction, the holders may elect to exercise the Warrants into GNQ Common Shares on a cashless basis. The exercise price under the Warrants will be equal to the Conversion Price.
Lock-Up Agreement [Member] | IB Acquisition [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, description of acquiree		(i) six (6) months after the date of the Closing, and (ii) subsequent to the Closing, the date on which SPAC consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction that results in all of SPAC’s stockholders having the right to exchange their SPAC Common Stock for cash, securities or other property; provided, that if the closing trading price of the SPAC Common Stock on the stock exchange on which the SPAC Common Stock is listed exceeds US$12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 Trading Days within any 30-day Trading Day period, then Holder shall have the right to sell 50% of its SPAC Common Stock subject to applicable regulatory restrictions, and if the closing trading price of the SPAC Common Stock on the stock exchange on which the SPAC Common Stock is listed exceeds US$15.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 Trading Days within any 30-day Trading Day period, then Holder shall have the right to sell an the remaining 50% of its SPAC Common Stock subject to applicable regulatory restrictions.
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price	$ 10.78		$ 10.60
Redeemed shares	731,741		10,009,120
Redeemed value			$ 106,100,000
Assets held in trust			15,800,000
Repayments of debt			$ 15,800,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of IPO shares				11,500,000
Business combination description					(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses, which shall be net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Nevada law to provide for claims of creditors and the requirements of other applicable law.	(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses, which shall be net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Nevada law to provide for claims of creditors and the requirements of other applicable law.
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of IPO shares				1,500,000
Sale of stock price per share				$ 10.00
Gross proceeds from issuance				$ 115,000,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of IPO shares				610,500
Sale of stock price per share				$ 10.00